Contract Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contract Liabilities
34	CONTRACT LIABILITIES

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Non-refundable prepaid service fees	17,280	24,654
Unredeemed Reward Program	45,957	40,005
Unused data traffic carried over	13,046	11,156
Others	3,492	3,864

	79,775	79,679
Less: non-current portion	(707)	(651)

	79,068	79,028

Contract liabilities would be recognized as operating revenue upon the rendering of services. Substantially all of the contract liabilities as of the reporting dates are expected to be recognized as operating revenue within one year.